Share-based Payments - Reconciliation of Outstanding Share Options, Earnout Shares, Share Awards to be Issued and RSUs (Details) - shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending Balance	3,022,298
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning Balance	6,270,000	6,040,000
Granted	1,465,000	300,000
Cancelled and forfeited prior to the Business Combination	(200,000)	(70,000)
Adjustment at the Business Combination	(3,238,205)
Cancelled and forfeited after the Business Combination	(23,951)
Ending Balance	4,272,844	6,270,000
Management Earnout Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted at the Business Combination	8,518,290
Ending Balance	8,518,290
Sponsor Earnout Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted at the Business Combination	754,687
Ending Balance	754,687
SAP Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted at the Business Combination	856,720
Ending Balance	856,720
MSA compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted at the Business Combination	72,114
Granted after the Business Combination	72,114
Ending Balance	72,114